Weighted Average Common Share Amounts (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic and Diluted [Abstract]
Weighted average common shares for basic earnings per share (in shares)	84,633	71,050	70,700
Effect of dilutive securities: unvested share awards (in shares)	20	21	0
Weighted average common shares for diluted earnings per share (in shares)	84,653	71,071	70,700